REVENUES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Mobile Services	$ 1,679,334	$ 1,806,462	$ 1,987,687
Internet Services	1,057,015	979,727	1,096,812
Cable Television Services	600,134	791,281	887,702
Fixed and Data Services	501,206	531,363	603,693
Other services revenues	46,369	41,593	39,211
Subtotal Services revenues	3,884,058	4,150,426	4,615,105
Equipment revenues	253,538	333,546	329,714
Total Revenues	$ 4,137,596	$ 4,483,972	$ 4,944,819